Defined Benefit Plans - Summary of Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Debt instruments	20.00%	16.00%
Other	8.00%	11.00%
Aegon United Kingdom [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	16.10%
Debt instruments	83.90%
Aegon USA [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	2.00%
Debt instruments	80.00%
Other	8.00%
Aegon USA [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%
Debt instruments	90.00%
Other	16.00%